Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

February 4, 2013

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)
Post-Effective Amendment No. 277 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ (listed in Exhibit A) prospectuses and Statements of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statements of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 277 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on January 25, 2013 (accession no.: 0000907244-13-000014).

If you have any questions or would like further information, please call me at (617) 210-3662.

 Very truly yours,
/s/ Brian J. Montana
Brian J. Montana
Senior Counsel

APPENDIX A

Funds Trust

Wells Fargo Advantage C&B Mid Cap Value Fund
Wells Fargo Advantage Common Stock Fund
Wells Fargo Advantage Discovery Fund
Wells Fargo Advantage Enterprise Fund
Wells Fargo Advantage Opportunity Fund
Wells Fargo Advantage Small/Mid Cap Core Fund
Wells Fargo Advantage Special Mid Cap Value Fund